United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 2008
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	115 East 57th Street, 11th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	February 10, 2009

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	100

Form 13F Information Table Value Total:	$104,616,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103      829    15665 SH       Sole                    14415              1250
AllianceBernstein Holdings LP  COM              01881g106      494    23750 SH       Sole                    17100              6650
Alpine Total Dynamic Fd        COM              021060108       77    12500 SH       Sole                    12500
American Express               COM              025816109      438    23600 SH       Sole                    23000               600
American Intl Group            COM              026874107       30    18900 SH       Sole                    18050               850
BHP Billiton Ltd               COM              088606108      644    15000 SH       Sole                    15000
BP PLC                         COM              055622104     1488    31840 SH       Sole                    31840
Berkshire Hathaway Inc. Cl B   COM              084670207     2208      687 SH       Sole                      625                62
Bristol-Myers Squibb           COM              110122108      735    31600 SH       Sole                    31600
Brookfield Asset Mgt           COM              112585104     2365   154897 SH       Sole                   139335             15562
Brookfield Infrastru Prtnrs LP COM              g16252102     1004    89602 SH       Sole                    83791              5811
Burlington Northern Santa Fe   COM              12189t104      814    10750 SH       Sole                     9600              1150
CME Group Inc Cl A             COM              167760107      208     1000 SH       Sole                     1000
CVS Caremark, Corp.            COM              126650100      514    17888 SH       Sole                    17304               584
CapitalSource Inc.             COM              14055X102      360    77958 SH       Sole                    69758              8200
Charles Schwab                 COM              808513105     8104   501162 SH       Sole                   374732            126430
Chevron Corp.                  COM              166751107     2027    27400 SH       Sole                    27400
CitiGroup Inc.                 COM              172967101      899   133921 SH       Sole                   104206             29715
Coca Cola Co.                  COM              191216100     1082    23900 SH       Sole                    20900              3000
Colgate-Palmolive              COM              194162103      358     5225 SH       Sole                     5225
Comcast Cl A Special           COM              200300200     1364    84437 SH       Sole                    75912              8525
Comcast Corp. Cl A             COM              20030N101      283    16781 SH       Sole                    11536              5245
ConocoPhillips                 COM              20825C104     1667    32187 SH       Sole                    32187
Copano Energy, LLC             COM              217202100      673    57641 SH       Sole                    53991              3650
Crystal River Capital          COM              229393301       58   107325 SH       Sole                    91775             15550
Deere & Co.                    COM              244199105      460    12000 SH       Sole                    12000
Duke Energy Corp.              COM              26441c105      234    15600 SH       Sole                    15600
Duke Realty Corp               COM              264411505      168    15306 SH       Sole                    14106              1200
Eastgroup Properties           COM              277276101      471    13250 SH       Sole                    13250
Enbridge Energy Management LLC COM              29250x103     1212    49571 SH       Sole                    45384              4187
Enstar Group LTD               COM              G3075P101      275     4650 SH       Sole                     4350               300
Ethan Allen Interiors          COM              297602104      150    10468 SH       Sole                    10468
Evergreen Global Div FD        COM              30024H101      119    12500 SH       Sole                    12500
Exxon Mobil Corp               COM              30231G102     5208    65238 SH       Sole                    61463              3775
FPL Group Inc.                 COM              302571104      714    14182 SH       Sole                    14182
First Nat'l of Nebraska, Inc.  COM              335720108     2945      950 SH       Sole                      950
Forest City Ent. CL A          COM              345550107       68    10150 SH       Sole                     8600              1550
General Electric               COM              369604103     3025   186717 SH       Sole                   171092             15625
HSBC Holdings PLC              COM              404280406     1129    23200 SH       Sole                    23200
Hess Corp.                     COM              42809h107      841    15678 SH       Sole                    15678
Honeywell Intl.                COM              438506107      591    18000 SH       Sole                    15000              3000
ITT Corp.                      COM              450911102      514    11175 SH       Sole                     9650              1525
Icici Bank LTD                 COM              45104G104      559    29050 SH       Sole                    29050
Intl Bus Machines              COM              459200101      249     2958 SH       Sole                     2958
Johnson & Johnson              COM              478160104    11089   185335 SH       Sole                   185335
Kinder Morgan Energy Partners  COM              494550106      458    10000 SH       Sole                    10000
Leucadia Natl Corp.            COM              527288104     2445   123498 SH       Sole                   113648              9850
Level 3 Communications         COM              52729N100        7    10500 SH       Sole                    10500
Liberty Global Cl A            COM              530555101      472    29658 SH       Sole                    26526              3132
Liberty Global Ser C           COM              530555309      791    52109 SH       Sole                    45127              6982
Liberty Media Ent A            COM              53071M500      639    36544 SH       Sole                    30096              6448
Liberty Media Hldg             COM              53071m104      112    35746 SH       Sole                    29613              6133
Magellan Midstream Holdings LP COM              55907r108      456    32850 SH       Sole                    25250              7600
Magellan Midstream Ptnrs LP    COM              559080106     1861    61600 SH       Sole                    61600
Manulife Financial Corp.       COM              56501r106      204    12000 SH       Sole                                      12000
Markwest Energy Ptnr LP        COM              570759100      332    41650 SH       Sole                    34600              7050
Marriott Intl. Inc.            COM              571903202      973    50000 SH       Sole                    50000
Martin Marietta Mtrl           COM              573284106      646     6650 SH       Sole                     5875               775
McDonald's Corp.               COM              580135101      233     3750 SH       Sole                     3350               400
Merck & Co.                    COM              589331107     4347   143000 SH       Sole                   142000              1000
Microsoft Corp.                COM              594918104      530    27250 SH       Sole                    27250
Monsanto Co.                   COM              61166w101      633     9000 SH       Sole                     9000
Montpelier Re Holdings LTD     COM              G62185106      739    44000 SH       Sole                    39850              4150
Nacco Inds Inc. CL A           COM              652957910      407    10885 SH       Sole                     9825              1060
National Aust Bank             COM              632525408      335    23000 SH       Sole                    23000
New York Times Cl A            COM              650111107       81    11000 SH       Sole                    11000
News Corp LTD Cl A             COM              65248e104     1193   131286 SH       Sole                   119836             11450
Nokia Corp. Spon ADR           COM              654902209      161    10325 SH       Sole                    10000               325
Nuveen Govt Income Fund        COM              67090N109      177    12750 SH       Sole                    12750
Oneok Partners LP              COM              68268N103     1899    41700 SH       Sole                    36700              5000
Pfizer Inc.                    COM              717081103     1401    79125 SH       Sole                    70325              8800
Philip Morris Intl Inc         COM              718172109      426     9800 SH       Sole                     9800
Plum Creek Timber              COM              729251108      236     6800 SH       Sole                     6800
Procter & Gamble Co            COM              742718109      284     4600 SH       Sole                      700              3900
Rayonier Inc                   COM              754907103     2222    70887 SH       Sole                    68637              2250
Royal Dutch Shell              COM              780259206     1043    19700 SH       Sole                    19700
Shaw Communications            COM              82082k200      283    16000 SH       Sole                                      16000
Spectra Energy Corp.           COM              847560109      406    25800 SH       Sole                    25800
St. Joe Co                     COM              790148100     1243    51100 SH       Sole                    46650              4450
Texas Instruments              COM              882508104      745    48000 SH       Sole                    48000
The Bank of New York Mellon    COM              064057102      606    21379 SH       Sole                     6644             14735
Time Warner Inc.               COM              887315109      131    13021 SH       Sole                    12671               350
Toronto-Dominion Bank          COM              891160509      223     6213 SH       Sole                     6213
Travelers Companies Inc.       COM              792860108      301     6650 SH       Sole                     6650
U S G Corp.                    COM              903293405      496    61650 SH       Sole                    52425              9225
U.S. Bancorp                   COM              902973304     1964    78545 SH       Sole                    78545
VistaPrint Limited             COM              G93762204     4597   247039 SH       Sole                   247039
W.P. Carey & Co LLC            COM              92930Y107     2183    93175 SH       Sole                    87500              5675
Wal-Mart Stores                COM              931142103      499     8900 SH       Sole                     8900
Walt Disney Co.                COM              254687106      828    36505 SH       Sole                    31705              4800
Waste Management               COM              94106L109      447    13475 SH       Sole                    12475              1000
Wells Fargo & Co.              COM              949746101     2771    94000 SH       Sole                    78000             16000
Westpac Banking Corp (ADR)     COM              961214301      271     4500 SH       Sole                     4500
White Mountains Insurance Grou COM              G9618E107      469     1757 SH       Sole                     1617               140
Wyeth                          COM              026609107      810    21600 SH       Sole                    21600
Zimmer Holdings Inc.           COM              98956p102      200     4960 SH       Sole                     4960
Fidelity Asset Manager 50%     MUT              316069103      131 12063.9990 SH     Sole               12063.9990
Longleaf Partners Internationa MUT              543069405      212 19159.6660 SH     Sole               14910.0520         4249.6140
Putnam Health Sciences Trust   MUT              746778109      228 6084.1410 SH      Sole                                  6084.1410
Vanguard U.S. Value Fund       MUT              922020201       85 10622.9470 SH     Sole                                 10622.9470
REPORT SUMMARY		     100 DATA RECORDS	            104616      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED